Stock Options Plan (Details Narrative) - USD ($)		3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 20, 2021	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Number of options, awarded	7,534,843
Number of options to purchase common stock	180,000
Stock option, exercise price per share, maximum	$ 0.32
Stock option, exercise price per share, minimum	$ 0.01
Options vested	5,729,579
Recorded statement of loss an expense		$ 1,022,569	$ 1,022,569
Stock-based compensation expense			1,067,000
Research and Development Expense [Member]
Stock-based compensation expense			179,000
Marketing Expenses [Member]
Stock-based compensation expense			470,000
General and Administrative Expenses [Member]
Stock-based compensation expense			$ 373,000
Minimum [Member]
Stock options vesting period	1 year
Stock options expiration period	3 years
Maximum [Member]
Stock options vesting period	5 years
Stock options expiration period	10 years